Accrued warranty cost (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued warranty cost
Beginning balance	114,226	78,751	31,277
Warranty provision	44,671	42,167	47,474
Warranty utilization		(6,692)
Ending balance	158,897	114,226	78,751